Investments	12 Months Ended
Dec. 31, 2013
Investments

(4)    Investments

(a)	Fixed-maturity Securities

At December 31, the amortized cost, gross unrealized gains, gross unrealized losses, and fair values of available-for-sale securities are as shown in the following tables:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2013:
Fixed-maturity securities:
U.S. government	$57,053	646	471	57,228	—
States and political subdivisions	17,574	114	1,179	16,509	—
Foreign government	2,534	44	155	2,423	—
Public utilities	39,615	4,363	648	43,330	—
Corporate securities	343,790	26,790	6,349	364,231	—
Mortgage-backed securities	154,728	8,390	969	162,149	—

Total	$615,294	40,347	9,771	645,870	—

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	OTTI in accumulated other comprehensive income
2012:
Fixed-maturity securities:
U.S. government	$31,545	1,264	—	32,809	—
States and political subdivisions	18,094	652	211	18,535	—
Foreign government	558	65	—	623	—
Public utilities	37,070	6,644	30	43,684	—
Corporate securities	361,419	48,701	252	409,868	—
Mortgage-backed securities	188,345	17,670	8	206,007	—

Total	$637,031	74,996	501	711,526	—

The net unrealized gains on available-for-sale securities consist of the following at December 31:

	2013	2012	2011
Available-for-sale:
Fixed-maturity securities	$30,576	74,495	65,063
Adjustments for:
Shadow adjustments	(14,657)	(22,118)	(27,407)
Deferred taxes	(5,572)	(18,332)	(13,179)

Net unrealized gains	$10,347	34,045	24,477

The amortized cost and fair value of available-for-sale fixed-maturity securities at December 31, 2013, by contractual maturity, are shown below:

	Amortized cost	Fair value
Available-for-sale:
Due in one year or less	$6,889	6,988
Due after one year through five years	167,641	181,854
Due after five years through ten years	180,453	186,781
Due after ten years	105,583	108,098
Mortgage-backed securities	154,728	162,149

Total available-for-sale fixed-maturity securities	$615,294	645,870

Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. The amortized cost of fixed-maturity securities with rights to call or prepay without penalty is $190,302 as of December 31, 2013.

Proceeds from sales of fixed-maturity securities are presented in the table below:

	2013	2012	2011
Fixed-maturity securities:
Proceeds from sales	$77,960	134,346	68,328

As of December 31, 2013 and 2012, investments with a carrying value of $1,650 and $1,668, respectively, were pledged to the New York Superintendent of Insurance, as required by statutory regulation.

The Company’s available-for-sale securities portfolio includes mortgage-backed securities. Due to the high quality of these investments and the lack of subprime loans within the securities, the Company does not have a material exposure to subprime mortgages.

(b)	Unrealized Investment Losses

Unrealized losses on available-for-sale securities and the related fair value as of December 31 are shown below:

	12 months or less		Greater than 12 months		Total
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
2013:
Fixed-maturity securities:
U.S. government	$38,474	471	—	—	38,474	471
States and political subdivisions	9,551	459	3,800	720	13,351	1,179
Foreign government	1,837	155	—	—	1,837	155
Public utilities	4,427	563	460	85	4,887	648
Corporate securities	91,430	5,758	4,668	591	96,098	6,349
Mortgage-backed securities	25,846	969	—	—	25,846	969

Total temporarily impaired available-for-sale securities	$171,565	8,375	8,928	1,396	180,493	9,771

2012:
Fixed-maturity securities:
States and political subdivisions	$4,323	211	—	—	4,323	211
Public utilities	—	—	517	30	517	30
Corporate securities	11,842	76	794	176	12,636	252
Mortgage-backed securities	1,008	8	—	—	1,008	8

Total temporarily impaired available-for-sale securities	$17,173	295	1,311	206	18,484	501

As of December 31, 2013 and 2012, there were 79 and 10 available-for-sale fixed-maturity securities that were in an unrealized loss position, respectively.

As of December 31, 2013 and 2012, of the total amount of unrealized losses, $9,524 or 97.5% and $325 or 64.9%, respectively, are related to unrealized losses on investment-grade securities.

Investment grade is defined as a security having a credit rating of Aaa, Aa, A, or Baa from Moody’s or a rating of AAA, AA, A, or BBB from S&P, or a NAIC rating of 1 or 2 if a Moody’s or S&P rating is not available. Unrealized losses on securities are principally related to changes in interest rates or changes in sector spreads from the date of purchase. As contractual payments continue to be met, management continues to expect all contractual cash flows to be received. As mentioned in note 2, the Company reviews these securities regularly to determine whether or not declines in fair value are other-than-temporary. Further, as the Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above, the Company did not consider these investments to be other-than-temporarily impaired.

(c)	OTTI Losses

The following table presents a rollforward of the Company’s cumulative credit impairments on fixed-maturity securities held at December 31:

	2013	2012
Balance as of January 1	$—	270
Additions for credit impairments recognized on:
Securities not previously impaired	—	169
Securities that the Company intends to sell or more likely than not be required to sell before recovery (interest)	241	—
Reductions for credit impairments previously on:
Securities that matured or were sold during the period	—	(439)

Balance as of December 31	$241	—

(d)	Realized Investment Gains

Gross and net realized investment gains for the respective years ended December 31 are summarized as follows:

	2013	2012	2011
Fixed-maturity securities:
Gross gains on sales	$2,324	14,894	2,152
Gross losses on sales	(1,286)	(223)	(277)
OTTI	(241)	(169)	(270)
Other	32	—	—

Net realized investment gains	$829	14,502	1,605

(e)	Interest and Similar Income

Major categories of interest and similar income, net for the respective years ended December 31 are shown below:

	2013	2012	2011
Interest and similar income:
Fixed-maturity securities	$29,904	31,075	32,790
Short-term securities	13	33	15
Policy loans	21	27	24
Other	33	20	6

Total	29,971	31,155	32,835
Less:
Investment expenses	307	305	251

Total interest and similar income, net	$29,664	30,850	32,584

(f)	Variable Interest Entities

In the normal course of business, the Company enters into relationships with various entities that are deemed to be variable interest entities (VIE). A VIE is an entity that either (1) has equity investors that lack certain essential characteristics of a controlling financial interest (including the ability to control activities of the entity, the obligation to absorb the entity’s expected losses, and the right to receive the entity’s expected residual returns) or (2) lacks sufficient equity to finance its own activities without financial support provided by other entities, which in turn would be expected to absorb at least some of the expected losses of the VIE.

The Company invests in structured securities that include VIEs. These structured securities typically invest in fixed-income investments managed by third parties and include mortgage-backed securities and collateralized mortgage obligations.

The Company has carefully analyzed the VIEs to determine whether the Company is the primary beneficiary, taking into consideration whether the Company or the Company together with its affiliates has the power to direct the activities of the VIE that most affect its economic performance and whether the Company has the right to benefits from the VIE. Based on that analysis, the Company has concluded that it is not the primary beneficiary and, as such, did not consolidate any VIEs in the Financial Statements. The structured securities are classified as fixed-maturity securities, available-for-sale on the Balance Sheets and reported at fair value.

The Company’s maximum exposure to loss from these entities is limited to their carrying value. The Company has not provided, and has no obligation to provide, material, financial, or other support that was not previously contractually required to these entities. The Company had no liabilities recorded as of December 31, 2013 or 2012, related to these entities.